13F-HR

02/17/09

0001103804
dk2hcr*f

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check her if Amendment [ ]; Amendment Number: ______
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Carl Casler
Title: 	Chief Financial Officer
Phone: 	203-863-5039
Signature, Place and Date of Signing: Greenwich, CT

Carl Casler,  February 17, 2009

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: 3,500,056


                                      TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
Alcon Inc                                  ADRS STOCKS  H01301102 27202    305000   SH       SOLE            305000
Aon Corp                                   COMMON STOCK 037389103 57054    1249000  SH       SOLE            1249000
Apollo Group, Inc.                         COMMON STOCK 037604105 650197   8555600  SH       SOLE            8486000
Axis Capital Holdings LTD                  COMMON STOCK G0692U109 14414    495000   SH       SOLE            495000
Bank of America Corp.                      COMMON STOCK 060505104 221253   15714000 SH       SOLE            15714000
BCE Inc.                                   COMMON STOCK 05534B760 392372   15613700 SH       SOLE            15613700
DaVita Inc.                                COMMON STOCK 23918K108 201526   4065500  SH       SOLE            4065500
First Horizon National Corp                COMMON STOCK 320517105 75305    7124410  SH       SOLE            7124410
Illumina Inc.                              COMMON STOCK 452327109 59969    2302100  SH       SOLE            2302100
Invesco Limited                            COMMON STOCK G491BT108 268758   18612100 SH       SOLE            18612100
ITT Educational Services Inc               COMMON STOCK 45068B109 225691   2376200  SH       SOLE            2376200
JP Morgan Chase & Co.                      COMMON STOCK 46625H100 101463   3218000  SH       SOLE            3218000
Kroger Co                                  COMMON STOCK 501044101 55038    2084000  SH       SOLE            2084000
Macrovision Solutions Corp                 COMMON STOCK 55611C108 49044    3877050  SH       SOLE            3877050
Mastercard Inc                             COMMON STOCK 57636Q104 138013   965600   SH       SOLE            965600
McKesson Corp.                             COMMON STOCK 58155Q103 73602    1900400  SH       SOLE            1900400
ModusLink Global Solutions                 COMMON STOCK 60786L107 0        146      SH       SOLE            146
MSCI Inc                                   COMMON STOCK 55354G100 118420   6667800  SH       SOLE            6667800
NRG Energy Inc                             COMMON STOCK 629377508 158410   6790000  SH       SOLE            6790000
Palm Inc                                   COMMON STOCK 696643105 312      101798   SH       SOLE            101798
Priceline.com                              COMMON STOCK 741503403 171390   2327100  SH       SOLE            2327100
Qualcomm Inc                               COMMON STOCK 747525103 208089   5807700  SH       SOLE            5807700
RenaissanceRe Holdings                     COMMON STOCK G7496G103 11807    229000   SH       SOLE            229000
St Jude Medical Inc.                       COMMON STOCK 790849103 31773    964000   SH       SOLE            964000
The Sherwin-Williams Company               COMMON STOCK 824348106 72375    1211300  SH       SOLE            1211300
Verisign INC                               COMMON STOCK 92343E102 92087    4826400  SH       SOLE            4826400
Vulcan Materials Co                        COMMON STOCK 929160109 24492    358400   SH       SOLE            358400
S REPORT SUMMARY 27 DATA RECORDS
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.